                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments VIT Funds

Annual Report

December 31, 2004

Scudder Real Estate Securities Portfolio

Contents

Click Here Performance Summary

Click Here Information About Your Portfolio's Expenses

Click Here Management Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public
Accounting Firm

Click Here Tax Information

Click Here Proxy Voting

Click Here Trustees and Officers

Performance Summary as of December 31, 2004

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. For the Portfolio's most recent performance call 1-800-621-1048. Performance does not include the effect of contract charges, which would reduce the returns shown.

The investment advisor has agreed to either limit, waive or reduce certain fees temporarily for this Portfolio; see the prospectus for complete details. Without such limits, waivers or reductions, the performance figures for this Portfolio would be lower.

Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes.

Growth of an Assumed $10,000 Investment in Scudder Real Estate Securities Portfolio from 5/1/2003 to 12/31/2004
[] Scudder Real Estate Securities Portfolio — Class B [] Morgan Stanley REIT Index

The Morgan Stanley REIT Index (RMS Index) is a total return index comprised of the most actively traded REIT and is designed to be a measure of real estate equity performance.

Index returns assume reinvestment of dividends and, unlike funds returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results (as of December 31, 2004)
Scudder Real Estate Securities			Life of Class*
Class A	Growth of $10,000		$12,260
	Total return		22.60%
Morgan Stanley REIT Index	Growth of $10,000		$11,509
	Total return		15.09%
Scudder Real Estate Securities		1-Year	Life of Portfolio**
Class B	Growth of $10,000	$13,073	$16,459
	Total return	30.73%	34.76%
Morgan Stanley REIT Index	Growth of $10,000	$13,149	$17,069
	Total return	31.49%	37.63%

The growth of $10,000 is cumulative.

* The Portfolio commenced offering Class A shares on August 16, 2004. Index returns begin August 31, 2004.

** The Portfolio commenced operations on May 1, 2003. Index returns begin April 30, 2003.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-621-1048.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2004
Actual Portfolio Return	Class A*	Class B
Beginning Account Value 7/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/04	$ 1,226.00	$ 1,243.10
Expenses Paid per $1,000	$ 4.57	$ 8.48
Hypothetical 5% Portfolio Return	Class A*	Class B
Beginning Account Value 7/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/04	$ 1,014.61	$ 1,017.58
Expenses Paid per $1,000	$ 4.14	$ 7.63

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365. For Class A shares the average account value over the period was multiplied by the number of days since commencement (August 16, 2004), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Scudder Real Estate Securities Portfolio	1.10%	1.50%

For more information, please refer to the Portfolio's prospectus.

Management Summary December 31, 2004

In an outstanding year for Real Estate Investment Trusts (REITs), the portfolio posted a 30.73% total return (Class B shares, unadjusted for contract charges) over the 12-month period ended December 31, 2004. During the period, the portfolio began to utilize the Morgan Stanley REIT Index (RMS Index) as the basis for its investing and as a benchmark to measure the portfolio's performance. The RMS Index is comprised of approximately 115 REITs with total market capitalization of $220 billion, covering multiple market sectors. For the 12-month period, the RMS Index returned 31.49%.*

In the first quarter of 2004, REITs experienced strong performance due to significant cash inflows that accompanied the introduction of several real estate closed-end funds. Investors seeking higher yields were another noteworthy positive factor. Following the government's stronger than expected jobs report on April 2, 2004, the bond market sold off. As a result, the yield advantage of REITs was partially erased, and REITs then endured their own market correction. However, in the second half of the year, investors came to believe that the US economy was not overheating, as new job creation didn't ratchet up as expected. While the Federal Reserve (the Fed) began its program of "measured" short-term interest rate increases over five Federal Open Market Committee (FOMC) meetings from June through December, long-term Treasury rates ended the year where they started. As a result, investor interest in yield-oriented products persisted, creating a very positive environment for REITs.

Compared with the RMS benchmark, the portfolio was overweighted in the hotel sector and the regional mall sector, which boosted overall performance during the 12-month period. In addition, the portfolio's underweight in offices — the worst-performing sector in an outstanding period for REITs — helped performance. A slight overweight in apartments and an underweight in retail detracted from performance. Top-performing individual stocks included Avalonbay Communities, Inc. (apartments) and Starwood Hotels & Resorts Worldwide, Inc.

Even as fundamentals are improving for real estate, we are cautious about returns in 2005. Although REITs continue to provide investors with attractive diversification benefits, we expect returns will fall below historical averages this year as the sector digests the performance of the past several years. That said, accelerating earnings growth and increased investor demand for real estate should provide support for current valuations in the coming months. Please note that Co-Manager Karen Knudson will be retiring on or about February 15, 2005.

Karen J. Knudson Jerry W. Ehlinger
John F. Robertson John W. Vojticek
Mark D. Zeisloft

Co-Managers

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. Please call us at (800) 621-1048 for the Portfolio's most recent performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its risk profile.

* The Morgan Stanley REIT Index (RMS Index) is a total return index comprised of the most actively traded REITs and is designed to be a measure of real estate equity performance.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2004, and may not come to pass. This information is subject to change at any time, based on market and other conditions and should not be construed as a recommentation.

Portfolio Summary

Asset Allocation	12/31/04	12/31/03

Common Stocks	99%	87%
Repurchase Agreements	1%	13%
	100%	100%
Sector Diversification (Excludes Repurchase Agreements)	12/31/04	12/31/03

Apartments	19%	23%
Office	16%	22%
Regional Malls	15%	18%
Shopping Centers	14%	—
Hotels	10%	9%
Industrials	9%	14%
Diversified	9%	—
Health Care	5%	—
Other	3%	2%
Retail	—	14%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th of the following month. Please see the Additional Information section for contact information.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of December 31, 2004

	Shares	Value ($)

Common Stocks 99.1%
Apartments 18.7%
AMLI Residential Properties Trust (REIT)	4,000	128,000
Apartment Investment & Management Co. "A" (REIT)	23,500	905,690
Archstone-Smith Trust (REIT)	16,800	643,440
Avalonbay Communities, Inc. (REIT)	15,882	1,195,914
BRE Properties, Inc. "A" (REIT)	10,900	439,379
Camden Property Trust (REIT)	1,400	70,972
Equity Residential (REIT)	63,400	2,293,812
Home Properties, Inc. (REIT)	6,800	292,400
Summit Properties, Inc. (REIT)	5,800	188,848
		6,158,455
Diversified 9.1%
American Financial Realty Trust (REIT)	29,500	477,310
Capital Automotive (REIT)	7,300	259,333
Colonial Properties Trust (REIT)	4,900	192,423
Crescent Real Estate Equities Co. (REIT)	8,362	152,690
Duke Realty Corp. (REIT)	19,900	679,386
Equity Lifestyle Properties, Inc. (REIT)	400	14,324
Lexington Corporate Properties Trust (REIT)	11,800	266,444
One Liberty Properties, Inc. (REIT)	3,300	68,376
PS Business Parks, Inc. (REIT)	11,700	527,670
Reckson Associates Realty Corp. (REIT)	10,400	341,224
		2,979,180
Health Care 5.4%
Healthcare Realty Trust, Inc. (REIT)	6,900	280,830
National Health Investors, Inc. (REIT)	8,700	253,866
Nationwide Health Properties, Inc. (REIT)	8,200	194,750
Senior Housing Properties Trust (REIT)	17,500	331,450
Universal Health Realty Income Trust (REIT)	3,000	96,390
Ventas, Inc. (REIT)	22,450	615,355
		1,772,641
Hotels 9.6%
Hilton Hotels Corp.	45,400	1,032,396
Host Marriott Corp. (REIT)	43,900	759,470
Innkeepers USA Trust (REIT)	700	10,017
La Quinta Corp.*	55,800	507,222
Starwood Hotels & Resorts Worldwide, Inc.	14,701	858,538
		3,167,643
Industrial 9.4%
AMB Property Corp. (REIT)	1,400	57,522
Catellus Development Corp. (REIT)	22,160	678,096
First Potomac Realty Trust (REIT)	5,700	129,960
Liberty Property Trust (REIT)	19,200	829,440
ProLogis (REIT)	28,100	1,217,573
Sun Communities, Inc. (REIT)	4,100	165,025
		3,077,616
	Shares	Value ($)

Manufactured Homes 0.0%
American Land Lease, Inc. (REIT)	100	2,243
Media 0.4%
Entertainment Properties Trust (REIT)	2,700	120,285
Office 15.8%
Arden Realty Group, Inc. (REIT)	15,228	574,400
BioMed Realty Trust, Inc. (REIT)	9,700	215,437
Brandywine Realty Trust (REIT)	9,100	267,449
Brookfield Properties Corp. (REIT)	17,100	639,540
CarrAmerica Realty Corp. (REIT)	1,100	36,407
CRT Properties, Inc. (REIT)	7,900	188,494
Equity Office Properties Trust (REIT)	55,400	1,613,248
Glenborough Realty Trust, Inc. (REIT)	7,700	163,856
Highwoods Properties, Inc. (REIT)	14,300	396,110
Mack-Cali Realty Corp. (REIT)	15,590	717,608
Parkway Properties, Inc. (REIT)	100	3,075
Trizec Properties, Inc. (REIT)	20,100	380,292
		5,195,916
Regional Malls 15.1%
Pennsylvania Real Estate Investment Trust (REIT)	8,070	345,396
Simon Property Group, Inc. (REIT)	47,850	3,094,459
Taubman Centers, Inc. (REIT)	10,500	314,475
The Macerich Co. (REIT)	5,500	345,400
The Mills Corp. (REIT)	13,600	867,136
		4,966,866
Shopping Centers 13.4%
Commercial Net Lease Realty (REIT)	6,200	127,720
Equity One, Inc. (REIT)	11,500	272,895
Federal Realty Investment Trust (REIT)	12,500	645,625
Inland Real Estate Corp. (REIT)	25,500	406,725
Pan Pacific Retail Properties, Inc. (REIT)	9,800	614,460
Ramco-Gershenson Properties Trust (REIT)	7,100	228,975
Regency Centers Corp. (REIT)	14,500	803,300
Vornado Realty Trust (REIT)	17,100	1,301,823
		4,401,523
Other 2.2%
Public Storage, Inc. (REIT)	12,700	708,025
Total Common Stocks (Cost $26,814,999)		32,550,393

Repurchase Agreements 1.2%
State Street Bank and Trust Co., 1.3%, dated 12/31/2004, to be repurchased at $380,041 on 1/3/2005 (b) (Cost $380,000)	380,000	380,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $27,194,999) (a)	100.3	32,930,393
Other Assets and Liabilities, Net	(0.3)	(94,613)
Net Assets	100.0	32,835,780
Notes to Scudder Real Estate Securities Portfolio of Investments

* Non-income producing security.

(a) The cost for federal income tax purposes was $27,241,930. At December 31, 2004, net unrealized appreciation for all securities based on tax cost was $5,688,463. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $5,688,464 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1.

(b) Collateralized by $385,000 Federal Home Loan Mortgage Corp., 5.0%, maturing on 4/1/2014 with a value of $388,850.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2004
Assets
Investments: Investments in securities, at value (cost $26,814,999)	$ 32,550,393
Repurchase agreements, at value (cost $380,000)	380,000
Investments in securities, at value (cost $27,194,999)	32,930,393
Cash	601
Receivable for investments sold	327,441
Dividends receivable	144,755
Interest receivable	14
Receivable for Portfolio shares sold	48,974
Total assets	33,452,178
Liabilities
Payable for investments purchased	440,707
Payable for Portfolio shares redeemed	124,835
Other accrued expenses and payables	50,856
Total liabilities	616,398
Net assets, at value	$ 32,835,780
Net Assets
Net assets consist of: Undistributed net investment income	$ 407,931
Net unrealized appreciation (depreciation) on investment securities	5,735,394
Accumulated net realized gain (loss)	1,559,600
Paid-in capital	25,132,855
Net assets, at value	$ 32,835,780
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($1,385,442 ÷ 84,832 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 16.33
Class B Net Asset Value, offering and redemption price per share ($31,450,338 ÷ 1,928,493 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 16.31
Statement of Operations for the year ended December 31, 2004
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,650)	$ 723,871
Interest	11,473
Total Income	735,344
Expenses: Advisory fee	189,688
Administrative service fee	25,296
Distribution service fees (Class B)	52,196
Record keeping fees (Class B)	22,236
Professional fees	41,172
Trustees' fees and expenses	8,735
Reports to shareholders	2,620
Other	10,831
Total expenses, before expense reductions	352,774
Expense reductions	(36,586)
Total expenses, after expense reductions	316,188
Net investment income (loss)	419,156
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,397,940
Capital gain dividend received	166,889
1,564,829
Net unrealized appreciation (depreciation) during the period on investments	4,886,879
Net gain (loss) on investment transactions	6,451,708
Net increase (decrease) in net assets resulting from operations	$ 6,870,864

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2004	2003**
Operations: Net investment income (loss)	419,156	$ 89,448
Net realized gain (loss) on investment transactions	1,564,829	29,389
Net unrealized appreciation (depreciation) during the period on investment transactions	4,886,879	848,515
Net increase (decrease) in net assets resulting from operations	6,870,864	967,352
Distributions to shareholders from: Net investment income — Class B	(119,208)	—
Net realized gains on investment transactions — Class B	(25,965)	—
Fund share transactions: Class A Proceeds from shares sold	1,282,155	—
Cost of shares redeemed	(3,503)	—
Net increase (decrease) in net assets from Class A share transactions	1,278,652	—
Class B Proceeds from shares sold	16,635,957	8,142,830
Reinvestment of distributions	145,173	—
Cost of shares redeemed	(2,059,875)	—
Net increase (decrease) in net assets from Class B share transactions	14,721,255	—
Increase (decrease) in net assets	22,725,598	9,110,182
Net assets at beginning of period	10,110,182	1,000,000*
Net assets at end of period (including undistributed net investment income of $407,931 and $99,328, respectively)	32,835,780	$ 10,110,182
Other Information
Class A
Shares outstanding at beginning of period	—	—
Shares sold	85,054	—
Shares redeemed	(222)	—
Net increase in shares	84,832	—
Shares outstanding at end of period	84,832	—
Class B
Shares outstanding at beginning of period	802,965	100,000*
Shares sold	1,253,807	702,965
Shares issued to shareholders in reinvestment of distributions	12,038	—
Shares redeemed	(140,317)	—
Net increase in shares	1,125,528	—
Shares outstanding at end of period	1,928,493	802,965

* Original investment

** For the period May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

2004[a]
Selected Per Share Data
Net asset value, beginning of period	$ 13.32
Income (loss) from investment operations: Net investment income (loss)[b]	.07
Net realized and unrealized gain (loss) on investment transactions	2.94
Total from investment operations	3.01
Net asset value, end of period	$ 16.33
Total Return (%)[c]	22.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)	1.27*
Ratio of expenses after expense reductions (%)	1.10*
Ratio of net investment income (loss) (%)	1.24*
Portfolio turnover rate (%)	84

a For the period August 16, 2004 (commencement of sales of Class A shares) to December 31, 2004.

b Based on average shares outstanding during the period.

c Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B

	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.59	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.27	.24
Net realized and unrealized gain (loss) on investment transactions	3.56	2.35
Total from investment operations	3.83	2.59
Less distributions from: Net investment income (loss)	(.09)	—
Net realized gain on investment transactions	(.02)	—
Total distributions	(.11)	—
Net asset value, end of period	$ 16.31	$ 12.59
Total Return (%)[c]	30.73	25.90**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	10
Ratio of expenses before expense reductions (%)	1.67	2.61*
Ratio of expenses after expense reductions (%)	1.50	1.50*
Ratio of net investment income (loss) (%)	1.99	3.07*
Portfolio turnover rate (%)	84	10*

a For the period May 1, 2003 (commencement of sales of Class B shares) to December 31, 2003.

b Based on average shares outstanding during the period.

c Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business Trust. The Trust is comprised of several funds. Scudder Real Estate Securities Portfolio (the "Portfolio") is a non-diversified series of the Trust.

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers Class A shares and Class B shares. Sales of Class B shares commenced May 1, 2003 and are subject to Rule 12b-1 fees under the 1940 Act and record keeping fees, equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares. Class A shares are not subject to such fees. Class A shares commenced August 16, 2004.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as a reduction of cost of investments and/or realized gain.

Expense. The Trust accounts separately for the assets, liabilities and operations of each of the series in the Trust. Expenses directly attributable to a series are charged to that series, while the expenses that are attributable to the Trust are allocated among the series in the Trust based upon the relative net assets of each series.

Federal Income Taxes. It is Portfolio's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

Distribution of Income and Gains. The Portfolio pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Portfolio records dividends and distributions on its books on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2004, the Portfolio's components of distributable earnings (accumulated gains) on a tax-basis were as follows:

December 31, 2004
Undistributed ordinary income*	$ 1,255,374
Undistributed net long-term capital gains	$ 759,088
Capital loss carryforwards	$ —
Unrealized appreciation (depreciation) on investments	$ 5,688,463

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	2004	2003
Distributions from ordinary income*	$ 119,208	$ —
Distributions from long-term capital gains	$ 25,965	$ —

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

B. Purchase and Sales of Securities

During the year ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $34,586,451 and $17,169,757, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.90% of the first $250,000,000 of Portfolio's average daily net assets, 0.875% of the next $250,000,000 of such net assets, 0.85% of the next $500,000,000 of such net assets, 0.825% of the next $1,500,000,000 of such net assets, and 0.80% of such net assets in excess of $2,500,000,000.

The Advisor has delegated all its advisory responsibilities to RREEF America L.L.C. ("RREEF" or the "Sub-Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory Agreement, RREEF is entitled to an annual fee, paid monthly, at the annual rate of 0.45% of the first $100,000,000 of the Portfolio's average daily net assets, 0.40% of the next $100,000,000 of such assets, and 0.35% of such assets exceeding $200,000,000. RREEF is paid by DeAM and not the Portfolio. Accordingly, for the year ended December 31, 2004, the Advisory fee was equivalent to an annual effective rate of .71% of the Portfolio's average net assets. Accordingly, the Advisory fee was $189,688 of which $36,586 was waived.

For the year ended December 31, 2004, the Advisor and Administrator agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain the annualized expenses of Class A and B shares at 1.10% and 1.50%, respectively, of average daily net assets.

The Portfolio paid insurance premiums to an unaffiliated insurance broker in 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amount for 2003 was $4.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of .12%. For the year ended December 31, 2004, ICCC received an administrator service fee of $25,296, of which $3,143 is unpaid.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Portfolio.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2004, the Distribution fee was $52,196, of which $7,037 was unpaid.

Certain officers and trustees of the Portfolio are also officers and trustees of DeAM. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Real Estate Concentration Risk

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increase in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

F. Line of Credit

The Portfolio and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds — Scudder Real Estate Securities Portfolio

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Scudder Real Estate Securities Portfolio (the "Portfolio") one of the Portfolios of Scudder Investments VIT Funds, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the period May 1, 2003 (commencement of operations) to December 31, 2004, and financial highlights for the periods indicated therin. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Real Estate Securities Portfolio of Scudder Investments VIT Funds at December 31, 2004, and the results of its operations for the year then ended, the statement of changes in net assets for the period May 1, 2003 (commencement of operations) to December 31, 2004 and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston , Massachusetts
February 15, 2005

Tax Information (Unaudited)

The Fund reported distributions of $0.02 per share from net long-term capital gains during the year ended December 31, 2004, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates approximately $840,000 as capital gain dividends for its year ended December 31, 2004, of which 100% represents 15% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002

Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998-January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).

		54
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001), Chairman of the Board, Weirton Steel Corporation[3] (April 1996-2004).

		56
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	54
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	54
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	54
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	54
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	54
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	54
William N. Searcy 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	54
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	137
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004-present

Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992-2000).
Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004-present

Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002

Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Lisa Hertz[5] 8/21/70 Assistant Secretary since 2004	Assistant Vice President, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003

Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.
Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Philip Gallo[5] 8/2/62 Chief Compliance Officer, 2004-present	Managing Director, Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Investments VIT Funds of which this fund is a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York 10017.

5 Address: 345 Park Avenue, New York, New York 10154.

6 Address: Two International Place, Boston, Massachusetts 02110.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Notes

About the Portfolio's Advisor

Deutsche Asset Management, Inc. ("DeAM, Inc.") is the Portfolio's advisor and RREEF America L.L.C. ("RREEF") is the Portfolio's sub-advisor. DeAM, Inc. and RREEF are indirect wholly owned subsidiaries of Deutsche Bank AG.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

SCUDDER INVESTMENTS

Deutsche Asset Management

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT-RES-2 (2/28/05) 35973

Printed on recycled paper

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest. Investments in variable portfolios involve risk. Some portfolios have more risk than others. This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2004, Scudder Investment VIT Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            SCUDDER REAL ESTATE FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The  following  table  shows the  amount of fees that  Ernst  &  Young,  LLP
("E&Y"),  the Fund's auditor,  billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit  Committee  approved  in  advance  all audit  services  and  non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
       Fiscal      Audit
        Year        Fees       Audit-Related    Tax Fees         All Other
       Ended       Billed      Fees Billed       Billed        Fees Billed
    December 31,  to Fund       to Fund         to Fund          to Fund
--------------------------------------------------------------------------------
2004               $30,800       $0            $6,700             $0
--------------------------------------------------------------------------------
2003               $14,350       $0            $4,400             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows the amount of fees  billed by  E&Y to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                      Audit-Related           Tax Fees             All Other
        Fiscal      Fees Billed to           Billed to           Fees Billed
        Year           Adviser and           Adviser and        to Adviser and
        Ended        Affiliated Fund       Affiliated Fund      Affiliated Fund
      December 31,  Service Providers     Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                    $347,500                 $0                    $0
--------------------------------------------------------------------------------
2003                    $112,900                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that  E&Y  billed  during the
Fund's last two fiscal years for non-audit  services.  For  engagements  entered into on or after May 6, 2003,  the Audit  Committee  pre-approved  all non-audit services that E&Y  provided to the Adviser and any  Affiliated  Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee  requested and received  information  from E&Y about any non-audit  services that E&Y  rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee  considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                      Total
                                    Non-Audit
                                 Fees billed to        Total
                                   Adviser and        Non-Audit
                                 Affiliated Fund        Fees
                               Service Providers      billed to
                                 (engagements        Adviser and
                                related directly    Affiliated
                                    to the            Fund
                     Total     operations and        Service
                   Non-Audit      financial         Providers
                     Fees         reporting           (all
      Fiscal        Billed         of the             other         Total of
       Year        to Fund          Fund)          engagements      (A),(B)
      Ended
  December 31,       (A)            (B)                (C)          and (C)
--------------------------------------------------------------------------------
2004               $6,700           $0            $331,601         $338,301
--------------------------------------------------------------------------------
2003               $4,400           $0           $3,742,000       $3,746,400
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management  and  process  improvement  initiatives  for DeIM and  other  related entities that provide support for the operations of the fund.

                                       ***

E&Y  recently advised the Fund's Audit Committee that various E&Y member firms  provided  certain  non-audit  services  to  Deutsche  Bank  entities  and affiliates  (collectively,  the "DB entities")  between 2003 and 2005 that raise issues under the SEC auditor  independence rules. The DB entities are within the
"Investment  Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First,  E&Y  advised the Audit  Committee that in connection  with providing permitted  expatriate  tax compliance  services for DB entities  during 2003 and
2004,  member firms in China and Japan  ("E&Y  China" and  "E&Y  Japan,"
respectively)  received  funds  from the DB  entities  that  went  into  E&Y
"representative  bank trust  accounts"  and were used to pay the foreign  income taxes of the expatriates.  E&Y has advised the Audit Committee that handling
those  funds  was  in  violation  of  Rule  2-01  of   Regulation   S-X.   (Rule
2-01(c)(4)(viii)  provides that an accountant's  independence is impaired if the accountant has custody of assets of the audit client.)

Second,  E&Y  advised the Audit  Committee that in connection with providing monthly  payroll  services to employees of certain DB entities  from May 2003 to
February 2005, a member firm in Chile ("E&Y  Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit  Committee  that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third,  E&Y  advised the Audit  Committee that in connection  with providing certain  services in  assisting a DB entity with  various  regulatory  reporting requirements,  a  member  firm in  France  ("E&Y  France")  entered  into an engagement with the DB entity that resulted in E&Y France staff  functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi)  provides that an  accountant's  independence is impaired if the accountant acts as an employee of an audit client.)

The Audit  Committee  was informed  that E&Y  China  received  approximately
$1,500,  E&Y Japan received  approximately  $41,000,  E&Y Chile received approximately $12,000 and E&Y France received approximately $100,000 for the services they provided to the DB entities.  E&Y  advised the Audit Committee that it conducted an internal  review of the situation  and, in view of the fact that similar  expatriate  tax  compliance  services were provided to a number of
E&Y audit clients  unrelated to DB or the Fund,  E&Y has advised the SEC and the PCAOB of the  independence  issues arising from those services.  E&Y advised the Audit Committee that E&Y  believes its  independence as auditors for the Fund was not impaired  during the period the services were provided.  In reaching this conclusion, E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit  services to the DB entities were  involved  in the  provision  of audit  services  to the Fund,  the E&Y professionals  responsible  for the  Fund's  audits  were not aware  that  these non-audit services took place, and that the fees charged were not significant to
E&Y  overall  or to the fees  charged  to the  Investment  Company  Complex.
E&Y also noted that E&Y  China,  E&Y  Japan and E&Y Chile are no longer providing these services and that the E&Y France  engagement has been restructured.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 28, 2005